Retirement-Related Benefits - ABO and APBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Pension Plan
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 16,216	$ 18,345
Plans with PBO in excess of plan assets, Plan Assets	8,811	9,621
Plans with ABO in excess of plan assets, Benefit Obligation	16,194	18,029
Plans with ABO in excess of plan assets, Plan Assets	8,789	9,604
Plans with assets in excess of PBO, Benefit Obligation	26,493	36,369
Plans with assets in excess of PBO, Plan Assets	33,985	43,875
Other Postretirement Benefits Plan
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with ABO in excess of plan assets, Benefit Obligation	2,764	2,820
Plans with ABO in excess of plan assets, Plan Assets	20	32
Plans with plan assets in excess of APBO, Benefit Obligation	0	0
Plans with plan assets in excess of APBO, Plan Assets	$ 0	$ 0